Quarterly Holdings Report
for
Fidelity® Series Stock Selector Large Cap Value Fund
October 31, 2024
LDT-NPRT3-1224
1.950977.111
Common Stocks - 97.4%
	Shares	Value ($)
CANADA - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd (a)	2,194,700	74,635,720
MEG Energy Corp	3,880,200	70,924,042

TOTAL CANADA		145,559,762
FRANCE - 0.9%
Information Technology - 0.9%
IT Services - 0.9%
Capgemini SE	637,568	110,605,837
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	2,601,800	44,347,792
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	460,358	87,716,613
UNITED KINGDOM - 0.3%
Communication Services - 0.3%
Media - 0.3%
WPP PLC	4,092,800	43,019,112
UNITED STATES - 93.9%
Communication Services - 3.8%
Diversified Telecommunication Services - 1.0%
Verizon Communications Inc	3,019,196	127,198,727
Entertainment - 0.9%
Walt Disney Co/The	1,153,472	110,964,006
Interactive Media & Services - 0.1%
Alphabet Inc Class A	152,300	26,060,053
Media - 1.5%
Comcast Corp Class A	4,135,237	180,585,801
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	169,595	37,846,820
Consumer Discretionary - 6.0%
Automobile Components - 0.3%
Aptiv PLC (b)	666,400	37,871,512
Automobiles - 0.5%
General Motors Co	1,254,700	63,688,572
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings Inc	536,800	126,067,480
McDonald's Corp	407,400	119,005,614
		245,073,094
Household Durables - 0.5%
Tempur Sealy International Inc	1,234,000	59,120,940
Specialty Retail - 2.7%
Dick's Sporting Goods Inc	412,900	80,825,175
Lowe's Cos Inc	763,200	199,828,656
Williams-Sonoma Inc	389,700	52,270,461
		332,924,292
TOTAL CONSUMER DISCRETIONARY		738,678,410

Consumer Staples - 7.3%
Beverages - 2.2%
Coca-Cola Co/The	1,389,300	90,735,183
Coca-Cola Consolidated Inc	32,900	36,988,154
Constellation Brands Inc Class A	181,800	42,239,412
Keurig Dr Pepper Inc	1,321,900	43,556,605
Monster Beverage Corp (b)	612,800	32,282,304
PepsiCo Inc	107,100	17,787,168
		263,588,826
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc	250,100	4,526,810
Casey's General Stores Inc	21,100	8,313,822
Target Corp	312,600	46,902,504
Walmart Inc	2,123,513	174,021,890
		233,765,026
Food Products - 0.7%
Archer-Daniels-Midland Co	238,900	13,189,669
Bunge Global SA	52,600	4,419,452
JM Smucker Co	237,900	27,004,029
Mondelez International Inc	621,552	42,563,881
		87,177,031
Household Products - 1.4%
Procter & Gamble Co/The	1,069,172	176,605,831
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	71,600	4,936,104
Kenvue Inc	1,616,300	37,061,759
		41,997,863
Tobacco - 0.8%
Philip Morris International Inc	701,600	93,102,320
TOTAL CONSUMER STAPLES		896,236,897

Energy - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Cheniere Energy Inc	287,000	54,926,060
CONSOL Energy Inc	316,914	35,152,101
Exxon Mobil Corp	2,810,100	328,163,478
Phillips 66	673,600	82,057,952
Shell PLC ADR	1,202,400	81,222,120
Targa Resources Corp	563,200	94,031,872
		675,553,583
Financials - 21.8%
Banks - 7.7%
Bank of America Corp	4,337,034	181,374,762
Citigroup Inc	1,686,775	108,240,352
JPMorgan Chase & Co	813,187	180,462,459
KeyCorp	2,904,017	50,094,293
US Bancorp	3,690,811	178,303,079
Wells Fargo & Co	3,834,864	248,959,371
		947,434,316
Capital Markets - 6.4%
Bank of New York Mellon Corp/The	2,001,161	150,807,493
Blackrock Inc	121,450	119,146,094
Charles Schwab Corp/The	620,151	43,925,295
Intercontinental Exchange Inc	718,212	111,947,704
LPL Financial Holdings Inc	188,990	53,329,198
MarketAxess Holdings Inc	336,919	97,511,097
Morgan Stanley	1,145,968	133,218,780
State Street Corp	845,296	78,443,469
		788,329,130
Consumer Finance - 0.4%
Discover Financial Services	367,792	54,591,366
Financial Services - 3.3%
Apollo Global Management Inc	486,647	69,717,049
Berkshire Hathaway Inc Class B (b)	162,860	73,436,831
Block Inc Class A (b)	913,082	66,034,090
Corpay Inc (b)	98,813	32,580,622
Fiserv Inc (b)	581,084	114,996,525
PayPal Holdings Inc (b)	280,000	22,204,000
Visa Inc Class A	93,900	27,216,915
		406,186,032
Insurance - 4.0%
Arthur J Gallagher & Co	404,397	113,716,436
Chubb Ltd	635,719	179,552,475
Hartford Financial Services Group Inc/The	1,436,127	158,605,866
Marsh & McLennan Cos Inc	11,400	2,487,936
The Travelers Companies, Inc.	181,500	44,638,110
		499,000,823
TOTAL FINANCIALS		2,695,541,667

Health Care - 14.8%
Biotechnology - 3.1%
AbbVie Inc	881,700	179,752,179
Gilead Sciences Inc	1,018,800	90,489,816
Moderna Inc (b)	52,200	2,837,592
Regeneron Pharmaceuticals Inc (b)	69,200	58,003,440
Vertex Pharmaceuticals Inc (b)	101,600	48,359,568
		379,442,595
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	890,300	100,933,311
Becton Dickinson & Co	379,400	88,624,046
Boston Scientific Corp (b)	1,593,600	133,894,272
Edwards Lifesciences Corp (b)	193,500	12,966,435
Medtronic PLC	442,600	39,502,050
Stryker Corp	283,100	100,862,868
		476,782,982
Health Care Providers & Services - 4.0%
Cencora Inc	384,500	87,696,760
Elevance Health Inc	229,000	92,919,040
HCA Healthcare Inc	53,200	19,084,968
Humana Inc	11,550	2,977,937
McKesson Corp	19,600	9,811,564
Molina Healthcare Inc (b)	115,100	36,972,422
Tenet Healthcare Corp (b)	28,800	4,464,576
UnitedHealth Group Inc	416,100	234,888,450
		488,815,717
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc	318,300	173,893,656
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co	777,100	43,338,867
Johnson & Johnson	1,200,106	191,848,945
Pfizer Inc	2,484,800	70,319,840
		305,507,652
TOTAL HEALTH CARE		1,824,442,602

Industrials - 13.6%
Aerospace & Defense - 3.4%
Boeing Co (b)	197,315	29,461,102
GE Aerospace	705,452	121,182,545
Northrop Grumman Corp	242,856	123,618,561
RTX Corp	479,892	58,062,133
Spirit AeroSystems Holdings Inc Class A (b)	2,878,000	93,160,860
		425,485,201
Air Freight & Logistics - 0.8%
FedEx Corp	346,337	94,844,387
Construction & Engineering - 1.6%
Fluor Corp (b)	3,688,000	192,808,640
Electrical Equipment - 0.3%
Emerson Electric Co	326,500	35,350,155
Ground Transportation - 3.1%
Knight-Swift Transportation Holdings Inc	1,761,600	91,744,128
Norfolk Southern Corp	909,600	227,791,128
U-Haul Holding Co Class N	856,474	58,462,915
		377,998,171
Industrial Conglomerates - 0.3%
3M Co	271,116	34,830,273
Machinery - 3.8%
Allison Transmission Holdings Inc	2,228,100	238,094,767
Timken Co/The	804,501	66,773,583
Westinghouse Air Brake Technologies Corp	897,106	168,637,986
		473,506,336
Professional Services - 0.3%
Concentrix Corp (a)	964,026	40,980,745
TOTAL INDUSTRIALS		1,675,803,908

Information Technology - 7.4%
Communications Equipment - 1.8%
Cisco Systems Inc	3,981,345	218,058,266
Electronic Equipment, Instruments & Components - 1.7%
Crane NXT Co	358,500	19,455,794
Jabil Inc	714,400	87,935,496
TD SYNNEX Corp	319,000	36,796,650
Teledyne Technologies Inc (b)	76,137	34,666,699
Vontier Corp	924,944	34,296,924
		213,151,563
IT Services - 2.0%
Amdocs Ltd	1,314,212	115,315,532
Twilio Inc Class A (b)	1,041,300	83,980,845
VeriSign Inc (b)	298,600	52,804,424
		252,100,801
Software - 1.8%
Dropbox Inc Class A (b)	2,889,900	74,703,915
Salesforce Inc	250,800	73,075,596
Zoom Video Communications Inc Class A (b)	1,026,800	76,743,032
		224,522,543
Technology Hardware, Storage & Peripherals - 0.1%
HP Inc	218,600	7,764,672
TOTAL INFORMATION TECHNOLOGY		915,597,845

Materials - 4.3%
Chemicals - 1.7%
Chemours Co/The	2,398,600	43,558,576
Corteva Inc	1,302,800	79,366,576
Olin Corp	1,174,051	48,171,313
Westlake Corp	294,600	38,869,524
		209,965,989
Construction Materials - 0.6%
CRH PLC	741,200	70,732,716
Containers & Packaging - 2.0%
Berry Global Group Inc	813,200	57,289,940
International Paper Co	1,305,300	72,496,362
O-I Glass Inc (b)	3,424,565	38,046,917
Smurfit WestRock PLC	1,422,400	73,253,600
		241,086,819
Metals & Mining - 0.0%
Arch Resources Inc Class A	22,860	3,354,933
TOTAL MATERIALS		525,140,457

Real Estate - 4.7%
Health Care REITs - 0.7%
Welltower Inc	668,800	90,207,744
Industrial REITs - 0.5%
Prologis Inc	498,063	56,251,235
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	396,300	51,903,411
Residential REITs - 1.1%
Invitation Homes Inc	2,424,900	76,166,109
Mid-America Apartment Communities Inc	224,900	34,036,366
Sun Communities Inc	238,400	31,630,912
		141,833,387
Retail REITs - 0.3%
Curbline Properties Corp	710,698	16,083,096
NNN REIT Inc	513,200	22,293,408
SITE Centers Corp	152,749	2,436,346
		40,812,850
Specialized REITs - 1.7%
American Tower Corp	275,300	58,787,562
CubeSmart	1,321,500	63,220,560
Equinix Inc	86,850	78,866,749
		200,874,871
TOTAL REAL ESTATE		581,883,498

Utilities - 4.7%
Electric Utilities - 2.7%
American Electric Power Co Inc	550,800	54,391,500
Constellation Energy Corp	329,833	86,732,886
Edison International	729,901	60,143,842
FirstEnergy Corp	1,277,200	53,425,276
PG&E Corp	3,661,748	74,040,545
		328,734,049
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The	3,685,400	60,772,246
Vistra Corp	647,300	80,886,608
		141,658,854
Multi-Utilities - 0.9%
CenterPoint Energy Inc	1,524,900	45,030,297
Sempra	743,400	61,977,258
		107,007,555
TOTAL UTILITIES		577,400,458

TOTAL UNITED STATES		11,588,934,732
TOTAL COMMON STOCKS (Cost $9,253,246,959)		12,020,183,848

Domestic Equity Funds - 0.9%
	Shares	Value ($)
iShares Russell 1000 Value ETF (a) (Cost $112,685,608)	599,600	112,532,928

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	190,901,082	190,939,262
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	31,266,448	31,269,575
TOTAL MONEY MARKET FUNDS (Cost $222,207,976)			222,208,837

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,588,140,543)	12,354,925,613
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(11,154,731)
NET ASSETS - 100.0%	12,343,770,882

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	123,240,944	3,381,919,975	3,314,223,423	7,258,232	1,766	-	190,939,262	0.4%
Fidelity Securities Lending Cash Central Fund	49,979,650	686,425,780	705,135,855	34,444	-	-	31,269,575	0.1%
Total	173,220,594	4,068,345,755	4,019,359,278	7,292,676	1,766	-	222,208,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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